Finance Receivables -- Changes in Accretable Yield for purchased credit impaired HFI and HFS (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	$ 592	$ 506
Accretion	(42)	(23)
Reclassifications from Nonaccretable Difference	(13)	(2)
Transfer due to finance receivables sold	(359)
Balance at end of period	178	485
OM Loans
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	151	0
Accretion	(24)	0
Reclassifications from Nonaccretable Difference	(23)	0
Transfer due to finance receivables sold	0
Balance at end of period	104	0
SCP Loans
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	375	452
Accretion	(16)	(21)
Reclassifications from Nonaccretable Difference	0	0
Transfer due to finance receivables sold	(359)
Balance at end of period	0	431
FA Loans
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	66	54
Accretion	(2)	(2)
Reclassifications from Nonaccretable Difference	(10)	(2)
Transfer due to finance receivables sold	0
Balance at end of period	74	54
Accretion held for sale	1	$ 1
Purchase Price Adjustments [Member] | OM Loans
Changes in accretable yield for purchased credit impaired finance receivables
Accretion	(1)
Disposals of Loans	$ 3